SHORT-TERM AND LONG-TERM DEBT	12 Months Ended
Jun. 30, 2015
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
SHORT-TERM AND LONG-TERM DEBT

Years ended June 30	2015	2014
DEBT DUE WITHIN ONE YEAR
Current portion of long-term debt	$2,772	$4,307
Commercial paper	8,807	10,818
Other	439	475
TOTAL	$12,018	$15,600
Short-term weighted average interest rates (1)	0.3%	0.7%

(1)	Short-term weighted average interest rates include the effects of interest rate swaps discussed in Note 5.

Years ended June 30	2015	2014
LONG-TERM DEBT
3.15% USD note due September 2015	500	500
1.80% USD note due November 2015	1,000	1,000
4.85% USD note due December 2015	700	700
1.45% USD note due August 2016	1,000	1,000
0.75% USD note due November 2016	500	500
Floating rate USD note due November 2016	500	500
5.13% EUR note due October 2017	1,231	1,501
1.60% USD note due November 2018	1,000	1,000
4.70% USD note due February 2019	1,250	1,250
1.90% USD note due November 2019	550	—
0.28% JPY note due May 2020	818	—
4.13% EUR note due December 2020	671	819
9.36% ESOP debentures due 2015-2021 (1)	572	640
2.00% EUR note due November 2021	839	1,023
2.30% USD note due February 2022	1,000	1,000
2.00% EUR note due August 2022	1,119	1,365
3.10% USD note due August 2023	1,000	1,000
4.88% EUR note due May 2027	1,119	1,365
6.25% GBP note due January 2030	786	851
5.50% USD note due February 2034	500	500
5.80% USD note due August 2034	600	600
5.55% USD note due March 2037	1,400	1,400
Capital lease obligations	52	83
All other long-term debt	2,392	5,517
Current portion of long-term debt	(2,772)	(4,307)
TOTAL	$18,327	$19,807
Long-term weighted average interest rates (2)	3.2%	3.2%

(1)	Debt issued by the ESOP is guaranteed by the Company and must be recorded as debt of the Company, as discussed in Note 9.

(2)	Long-term weighted average interest rates include the effects of interest rate swaps discussed in Note 5.
Long-term debt maturities during the next five fiscal years are as follows:

Years ending June 30	2016	2017	2018	2019	2020
Debt maturities	$2,772	$2,094	$1,330	$2,353	$1,929

The Procter & Gamble Company fully and unconditionally guarantees the registered debt and securities issued by its 100% owned finance subsidiaries.